Risk Report - Asset Quality - Financial Assets at amortized Cost (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) primarily driven by Stage 1	€ 1,000	€ 25,000
YoY increase (decrease) primarily driven by Stage 1, in percent		3.00%
YoY increase (decrease) of Stage 1 exposures	€ 11,000	€ 37,000
YoY increase (decrease) of Stage 1 exposures, in percent	2.00%	5.00%
YoY increase (decrease) of Stage 2 exposures driven by Loans at Amortized Cost in Private Bank and Corporate Bank due to the deterioration	€ 8,000
YoY increase (decrease) of Stage 2 exposures driven by Loans at Amortized Cost in Private Bank and Corporate Bank due to the deterioration, in percent	15.00%
YoY increase (decrease) of Stage 2 exposures driven by the Investment Bank due to process enhancements		€ 10,000
YoY increase (decrease) of Stage 2 exposures driven by the Investment Bank due to process enhancements, in percent		23.00%
YoY increase (decrease) of Stage 3 exposures driven by reductions in the Private Bank and the POCI loan portfolio partly offset by increase in Corporate Bank due to new defaults	€ 2,000
YoY increase (decrease) of Stage 3 exposures driven by reductions in the Private Bank and the POCI loan portfolio partly offset by increase in Corporate Bank due to new defaults, in percent	16.00%
YoY increase (decrease) of Stage 3 exposures driven by new defaults in PB and IB ank partly offset by reductions in POCI loan portfolio CB and CRU		€ 1,000
YoY increase (decrease) of Stage 3 exposures driven by new defaults in PB and IB and partly offset by reductions in POCI loan portfolio CB and CRU, in percent		10.00%
Allowance for credit losses against financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) mainly driven by Stage 1 and Stage 2	€ 513	€ 291
YoY increase (decrease) mainly driven by Stage 1 and Stage 2, in percent	10.00%	6.00%
YoY increase (decrease) of Stage 1 allowances driven by deteriorating macroeconomic environment	€ 9
YoY increase (decrease) of Stage 1 allowances driven by deteriorating macroeconomic environment, in percent	2.00%
YoY increase (decrease) of Stage 1 allowances driven by update of macroeconoimic outlook		€ 86
YoY increase (decrease) of Stage 1 allowances driven by update of macroeconoimic outlook, in percent		16.00%
YoY increase (decrease) of Stage 2 allowances		€ 54
YoY increase (decrease) of Stage 2 allowances, in percent		9.00%
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook	€ 56
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook, in percent	8.00%
YoY increase (decrease) of Stage 3 allowances driven by driven by reductions due to non-performing portfolio sales in Private Bank partly offset by new bookings in Investment Bank and Corporate Bank	€ 466
YoY increase (decrease) of Stage 3 allowances driven by driven by reductions due to non-performing portfolio sales in Private Bank partly offset by new bookings in Investment Bank and Corporate Bank, in percent	11.00%
YoY increase (decrease) of Stage 3 allowances driven by new defaults in PB and IBank partly offset by reductions in POCI loan portfolio CB and CRU		€ 323
YoY increase (decrease) of Stage 3 allowances driven by new defaults in PB and IBank partly offset by reductions in POCI loan portfolio CB and CRU, in percent		8.00%
Existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost	€ 710	€ 816
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in stage 3 driven by PB and IB	€ 1,700
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in Stage 3 driven by PB and IB, in percent	29.00%
Not recognize allowance for credit losses against Financial assets at amortized cost in Stage 3	€ 1,600	€ 408
Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI), in percent	29.00%	31.00%